COMPREHENSIVE INCOME (LOSS) (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
COMPREHENSIVE INCOME (LOSS) [Abstract]
Unrealized gains on marketable securities	$ 125,400	$ 228,600